UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09453

        Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.2% (0.8% of Total Investments)
$ 400	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$326,208
	Series 2008A, 6.875%, 6/01/42

	Education and Civic Organizations – 6.5% (4.3% of Total Investments)
230	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB	149,728
	2005, 5.125%, 11/01/35
500	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007,	11/17 at 100.00	N/R	375,160
	5.450%, 11/01/22
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	N/R	1,113,729
	Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	181,033
	Montessori Academy, Series 2007, 6.500%, 12/01/37

2,130	Total Education and Civic Organizations			1,819,650

	Health Care – 16.6% (11.0% of Total Investments)
500	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	301,990
	Obligated Group, Series 2007A, 5.000%, 8/15/38
600	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A,	7/17 at 100.00	A	464,112
	5.000%, 7/15/37
150	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	128,159
	Series 2002A, 5.750%, 4/01/32
610	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/09 at 100.00	BB	551,818
	Series 1995, 6.625%, 1/01/16
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/30	5/15 at 100.00	BBB	481,109
335	5.000%, 5/15/37	5/15 at 100.00	AAA	379,227
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
50	5.000%, 5/15/13	No Opt. Call	Baa3	47,625
400	5.000%, 5/15/26	5/15 at 100.00	Baa3	306,008
400	5.000%, 5/15/34	5/15 at 100.00	Baa3	273,568
100	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	112,979
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,800	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AA–	1,586,213
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured

5,370	Total Health Care			4,632,808

	Housing/Multifamily – 6.8% (4.5% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	1,693,386
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative
	Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	198,558
	4/01/31 – FSA Insured (Alternative Minimum Tax)

1,900	Total Housing/Multifamily			1,891,944

	Industrials – 1.7% (1.1% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	No Opt. Call	BBB	460,230
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)

	Long-Term Care – 0.9% (0.6% of Total Investments)
335	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	242,376
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Tax Obligation/General – 51.0% (33.6% of Total Investments)
200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	203,304
	Series 2008, 5.000%, 5/01/38
437	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AA–	405,846
	Bonds, Tender Option Bond Trust 2008-1096, 7.772%, 5/01/32 – MBIA Insured (IF)
50	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	6/09 at 100.00	AA–	50,000
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
300	Grand Rapids, Michigan, General Obligation Bonds, Series 2007, 5.000%, 9/01/27 – MBIA Insured	9/17 at 100.00	AA	312,960
940	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation	11/11 at 100.00	AA–	948,065
	Bonds, Series 2001, 5.000%, 5/01/27
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	518,730
	Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured
430	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	426,784
	2007, 5.000%, 5/01/37 – FSA Insured
400	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	430,224
	Series 2005, 5.000%, 6/01/18 – FSA Insured
230	Michigan Municipal Bond Authority, State Aid Anticipation Revenue Notes, Series 2009B,	No Opt. Call	N/R	231,888
	6.000%, 1/20/10
100	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	AA–	105,148
	5.500%, 11/01/25
1,150	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AA–	1,160,155
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AAA	1,463,114
	5.000%, 5/01/25 – FSA Insured
400	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	402,844
	Series 2007, 5.000%, 5/01/36 – FSA Insured
1,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007,	8/17 at 100.00	Aa1	1,022,820
	5.000%, 8/01/30 – MBIA Insured (UB)
235	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	5/17 at 100.00	AAA	204,826
	Bond Trust 2836, 10.445%, 5/01/36 – FSA Insured (IF)
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	AAA	769,515
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	100,067
	5/01/33 – FSA Insured
330	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AA–	331,271
	2007, 5.000%, 5/01/32 – MBIA Insured
100	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	99,854
	5/01/34 – FSA Insured
225	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AAA	222,615
	and Site, Series 2008, 5.000%, 5/01/38 – FSA Insured
	Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan Township Water and
	Wastewater System, Series 2001:
500	5.000%, 5/01/19 – MBIA Insured	11/09 at 100.50	AA+	508,365
800	5.000%, 5/01/20 – MBIA Insured	11/09 at 100.50	AA+	813,384
1,690	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AA–	1,594,362
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – MBIA Insured
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	554,840
	5/01/17 – FSA Insured
1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series	5/11 at 100.00	AA–	1,339,572
	2001, 5.000%, 5/01/21

14,077	Total Tax Obligation/General			14,220,553

	Tax Obligation/Limited – 15.0% (9.9% of Total Investments)
1,100	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AA	1,124,596
	Series 2001, 5.125%, 10/01/26 – MBIA Insured
770	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007,	No Opt. Call	N/R	730,307
	5.125%, 5/01/14
	Michigan Building Authority, Revenue Bonds, Series 2006IA:
1,520	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	454,860
720	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AA–	667,404

1,205	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,212,435
	5.000%, 10/15/24

5,315	Total Tax Obligation/Limited			4,189,602

	U.S. Guaranteed – 18.7% (12.3% of Total Investments) (4)
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	1,115,000
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) – FSA Insured
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	817,582
	7/01/17 (Pre-refunded 7/01/13) – FSA Insured
1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds,	5/11 at 100.00	AA– (4)	1,076,260
	Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11)
1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	1,094,570
	5.250%, 1/15/21 (Pre-refunded 7/15/11)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26	No Opt. Call	BBB– (4)	103,874
615	6.000%, 8/01/26	No Opt. Call	AAA	751,561
250	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001,	11/10 at 100.00	AA (4)	265,755
	5.150%, 11/01/22 (Pre-refunded 11/01/10) – FGIC Insured

4,670	Total U.S. Guaranteed			5,224,602

	Utilities – 18.6% (12.2% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,	7/13 at 100.00	AAA	1,159,410
	Series 2003A, 5.000%, 7/01/21 – FSA Insured
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
50	5.000%, 7/01/28	7/18 at 100.00	AA–	51,246
750	5.000%, 7/01/32	7/18 at 100.00	AA–	753,233
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A	1,238,199
	5.250%, 1/01/24 – AMBAC Insured
2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A–	1,972,434
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA
	GTY Insured (Alternative Minimum Tax)

5,365	Total Utilities			5,174,522

	Water and Sewer – 14.7% (9.7% of Total Investments)
1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	927,220
	5.000%, 7/01/34 – FSA Insured
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	977,370
	7/01/29 – FGIC Insured
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	291,634
	7/01/17 – FSA Insured
125	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	125,688
150	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	148,410
	AGC Insured
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,093,780
	5.000%, 10/01/19
500	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	542,810
	5.000%, 10/01/23

4,055	Total Water and Sewer			4,106,912

$ 44,117	Total Investments (cost $43,061,958) – 151.7%			42,289,407

	Floating Rate Obligations – (2.4)%			(665,000)

	Other Assets Less Liabilities – 1.9%			535,248

	Preferred Shares, at Liquidation Value – (51.2)% (5)			(14,275,000)

	Net Assets Applicable to Common Shares – 100%			$27,884,655

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$42,289,407	$ —	$42,289,407

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $42,387,516.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,128,235
Depreciation	(1,891,220)

Net unrealized appreciation (depreciation) of investments	$ (762,985)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009